Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 19 — Commitments and contingencies

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WiMi WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the contractual arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the contractual arrangements is remote based on current facts and circumstances.

Coronavirus (“COVID-19”)

The ongoing outbreak of the novel coronavirus (COVID-19) has spread rapidly to many parts of the world. In March 2020, the World Health Organization declared the COVID-19 as a pandemic. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities in China from February to mid-March in 2020. All of the Company’s business operations and the workforce are concentrated in China, so the Company closed offices and implemented work-from-home policy during that period. Due to the nature of the Company’s business, the impact of the closure on the operational capabilities was not significant. However, the Company’s customers were negatively impacted by the pandemic and reduced their budgets for online advertising and marketing. The resurgence of COVID-19 in late 2021 in Asia has impacted the Company’s operation in China and subsidiaries in Singapore and Hong Kong which caused these subsidiaries to record impairment on intangibles and goodwill as a result of reduced forecast for 2022. Potential impact to the Company’s results of operations for 2022 will also depend on economic impact due to the pandemic and if any future resurgence of the virus, which are beyond the Company’s control. There is no guarantee that the Company’s revenues will grow or remain at a similar level year over year in 2022.

Legal proceedings

The Company’s VIE Shenzhen Yiyun filed a lawsuit in September 2019 where Shenzhen Yiyun sued three companies for breach of contract and seeking damages of approximately RMB 364,000 (USD 57,000). In March 2020, Shenzhen Yiyun was awarded requested damages by People’s Court of Shenzhen Qianhai District. The three companies subsequently filed appeal with the Intermediate People’s Court of Shenzhen in May 2020 and the appeal was overruled by the court in November 2020. The three companies then filed suit with People’s Court of Shenzhen Qianhai District in August 2021 and sued Shenzhen Yiyun for breach of contract and seeking damages of approximately RMB 313,000 (USD 49,000) plus applicable fees. The court dismissed the case in December 2021. The three companies filed appeal with the Intermediate People’s Court of Shenzhen in February 2022 and at the same time filed for asset protection with the court. The case is now under review by the court and the asset protection for the three companies was granted and a total of RMB 442,560 (USD 69,414) of Shenzhen Yiyun’s cash was restricted from period of September 2, 2021 to September 1, 2022. The Company believes the case will be dismissed and no contingent loss was recorded on the consolidated financial statements.

Yingke network technology (Hainan) Co., Ltd., the plaintiff, filed a lawsuit against Shenzhen Kuxuanyou, the defendant, for a service contract regarding the plaintiff’s RMB 673,537 (USD 105,641) of unconsumed recharge and the corresponding loss of interest on capital occupation, as well as the penalty of RMB 322,939 (USD 50,652). If the liability for breach of contract agreed by both parties and resulting in punishment is determined by the court as the cause of the Company, the relative’s party’s lawsuit may be supported, and the Company may be faced with the legal risk of returning the unused recharge and paying liquidated damages. The management of the Company thinks that there is more than 50% possibility for the company to compensate the liquidated damages and refund the unconsumed recharge, so the provision for losses was made.